Organization and Business Operations (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Organization and Business Operations [Abstract]
Organization and Business Operations
Note 1 - Organization and Business Operations
Organization and General
Focus Impact Acquisition Corp. (the “Company” or “FIAC”) is a blank check company incorporated in Delaware on February 23, 2021. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Initial Business Combination”). The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.
As of March 31, 2024, the Company had not commenced any operations. All activity for the period from February 23, 2021 (inception) through March 31, 2024 relates to the Company’s formation and the Initial Public Offering (“IPO”) (as defined below), and since the closing of the IPO, the search for a prospective and consummation of an Initial Business Combination. The Company will not generate any operating revenues until after the completion of its Initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the IPO.
Sponsor and Financing
The Company’s sponsor is Focus Impact Sponsor, LLC, a Delaware limited liability company (the “Sponsor”).
The registration statement for the Company’s IPO was declared effective on October 27, 2021 (the “Effective Date”). On November 1, 2021, the Company consummated its IPO of 23,000,000 units (the “Units”) which included the exercise of the underwriters’ option to purchase an additional 3,000,000 Units at the IPO price to cover over-allotments. Each Unit consists of one share of Class A common stock, $0.0001 par value per share (the “Class A common stock”), and one-half of one redeemable warrant (the “Public Warrants”), each whole Public Warrant entitling the holder thereof to purchase one share of Class A Common Stock at an exercise price of $11.50 per share, subject to adjustment. The Units were sold at an offering price of $10.00 per Unit, generating gross proceeds of $230,000,000, which is discussed in Note 3.
Simultaneously with the closing of IPO the Company completed the private sale of 11,200,000 warrants (the “Private Placement Warrants”) at a purchase price of $1.00 per Private Placement Warrant to the Sponsor, generating gross proceeds to the Company of $11,200,000.
Upon the closing of the IPO (including the full exercise of the underwriters’ over-allotment option) and the private placement, $234,600,000 has been placed in a trust account (the “Trust Account”), representing the redemption value of the Class A common stock sold in the IPO, at their redemption value of $10.20 per share.
Nasdaq rules provide that the Initial Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the value of the assets held in the Trust Account (as defined below) (excluding the deferred underwriting commissions and taxes payable) at the time of the Company signing a definitive agreement in connection with the Initial Business Combination. The Company will only complete an Initial Business Combination if the post-Initial Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to successfully effect an Initial Business Combination.
Upon the closing of the IPO, $10.20 per Unit sold in the IPO (including the full exercise of the underwriters’ over-allotment option) and the proceeds of the sale of the Private Placement Warrants, are held in a trust account (“Trust Account”) and will be invested only in U.S. government securities with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations. The trust account is intended as a holding place for funds pending the earliest to occur of: (a) the completion of the Initial Business Combination, (b) the redemption of any public shares properly tendered in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation (i) to modify the substance or timing of the Company’s obligation to provide holders of the Company’s Class A common stock the right to have their shares redeemed in connection with the Initial Business Combination or to redeem 100% of the Company’s public shares if the Company does not complete the Initial Business Combination by June 1, 2024, which can be extended to November 1, 2024 (with required funding in the Trust Account) or (ii) with respect to any other provisions relating to the rights of holders of the Company’s Class A common stock, and (c) the redemption of the Company’s public shares if the Company has not consummated the Initial Business Combination by June 1, 2024, which can be extended to November 1, 2024 (with required funding in the Trust Account) subject to applicable law.
The Company will provide its public stockholders with the opportunity to redeem all or a portion of their shares of Class A common stock upon the completion of the Initial Business Combination either (i) in connection with a stockholder meeting called to approve the Initial Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a proposed Initial Business Combination or conduct a tender offer will be made by the Company, solely in the Company’s discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require the Company to seek stockholder approval under the law or stock exchange listing requirement. The public stockholders will be entitled to redeem their shares at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the Initial Business Combination including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its franchise and income taxes, divided by the number of then outstanding public shares, subject to the limitations. The amount in the Trust Account is initially anticipated to be approximately $10.20 per public share. All of the Public Shares contain a redemption feature which allows for the redemption of such Public Shares in connection with the Company’s liquidation, if there is a stockholder vote or tender offer in connection with an Initial Business Combination and in connection with certain amendments to the amended and restated certificate of incorporation. In accordance with SEC and its guidance on redeemable equity instruments, which has been codified in ASC 480-10-S99, redemption provisions not solely within the control of a company require common stock subject to redemption to be classified outside of permanent equity. Given that the Public Shares will be issued with other freestanding instruments (i.e., public warrants), the initial carrying value of Class A common stock classified as temporary equity will be the allocated proceeds determined in accordance with ASC 470-20. The Class A common stock is subject to ASC 480-10-S99. If it is probable that the equity instrument will become redeemable, the Company has the option to either (i) accrete changes in the redemption value over the period from the date of issuance (or from the date that it becomes probable that the instrument will become redeemable, if later) to the earliest redemption date of the instrument or (ii) recognize changes in the redemption value immediately as they occur and adjust the carrying amount of the instrument to equal the redemption value at the end of each reporting period. The Company has elected to recognize the changes immediately. The accretion or remeasurement will be treated as a deemed dividend (i.e., a reduction to retained earnings, or in absence of retained earnings, additional paid-in capital). The Public Shares are redeemable and will be classified as such on the balance sheet until such date that a redemption event takes place. In such case, the Company will proceed with an Initial Business Combination, and, if the Company seeks stockholder approval, a majority of the issued and outstanding shares voted are voted in favor of the Initial Business Combination.
The Company’s amended and restated certificate of incorporation provides that the Company will have until the Termination Date (as defined below) to complete the Initial Business Combination. If the Company does not complete the Initial Business Combination by the Termination Date, the Company will: (i) cease all operations except for the purpose of winding up; (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account including interest earned on the funds held in the trust account and not previously released to us to pay the Company’s franchise and income taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law; and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.
The Sponsor, officers and directors entered into a letter agreement with us, pursuant to which they have agreed (i) to waive their redemption rights with respect to any founder shares and public shares held by them in connection with the completion of the Initial Business Combination and a stockholder vote to approve an amendment to the Company’s amended and restated certificate of incorporation (A) that would modify the substance or timing of the
Company’s obligation to provide holders of shares of Class A common stock the right to have their shares redeemed in connection with the Initial Business Combination or to redeem 100% of the Company’s public shares if the Company does not complete the Initial Business Combination by June 1, 2024, which can be extended to November 1, 2024 (with required funding in the Trust Account) or (B) with respect to any other provision relating to the rights of holders of the Company’s Class A commons stock and (ii) to waive their rights to liquidating distributions from the trust account with respect to any founder shares they hold if the Company fails to consummate an Initial Business Combination by June 1, 2024, which can be extended to November 1, 2024 (with required funding in the Trust Account) (although they will be entitled to liquidating distributions from the trust account with respect to any public shares they hold if the Company fails to complete the Initial Business Combination within the prescribed time frame). Further, the Company has agreed not to enter into a definitive agreement regarding an Initial Business Combination without the prior consent of the Sponsor. If the Company submits the Initial Business Combination to the Company’s public stockholders for a vote, the Company will complete the Initial Business Combination only if a majority of the outstanding shares of common stock voted are voted in favor of the Initial Business Combination.
The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a vendor for services rendered or products sold to the Company, or by a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the trust account to below (i) $10.20 per public share or (ii) such lesser amount per public share held in the trust account as of the date of the liquidation of the trust account due to reductions in the value of the trust assets, in each case net of the interest which may be withdrawn to pay the Company’s franchise and income taxes. This liability will not apply with respect to any claims by a third party who executed a waiver of any and all rights to seek access to the trust account and except as to any claims under the Company’s indemnity of the underwriters of this offering against certain liabilities, including liabilities under the Securities Act. Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, then the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company has not independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and believes that the Sponsor’s only assets are securities of the Company. The Company has not asked the Sponsor to reserve for such indemnification obligations. None of the Company’s officers will indemnify the Company for claims by third parties including, without limitation, claims by vendors and prospective target businesses.
Extension of Combination Period
On April 25, 2023, the Company held a special meeting of stockholders (the “Extension Meeting”) to amend the Company’s amended and restated certificate of incorporation to (i) extend the date (the “Termination Date”) by which the Company has to consummate an Initial Business Combination from May 1, 2023 (the “Original Termination Date”) to August 1, 2023 (the “Charter Extension Date”) and to allow the Company, without another shareholder vote, to elect to extend the Termination Date to consummate an Initial Business Combination on a monthly basis for up to nine times by an additional one month each time after the Charter Extension Date, by resolution of the Company’s board of directors if requested by the Sponsor, and upon five days’ advance notice prior to the applicable Termination Date, until May 1, 2024, or a total of up to twelve months after the Original Termination Date, unless the closing of the Company’s Initial Business Combination shall have occurred prior to such date (such amendment, the “Extension Amendment” and such proposal, the “Extension Amendment Proposal”) and (ii) remove the limitation that the Company may not redeem shares of public stock to the extent that such redemption would result in the Company having net tangible assets (as determined in accordance with Rule 3a51-1(g)(1) of the Securities Exchange Act of 1934, as amended, of less than $5,000,000 (such amendment, the “Redemption Limitation Amendment” and such proposal, the “Redemption Limitation Amendment Proposal”). The shareholders of the Company approved the Extension Amendment Proposal and the Redemption Limitation Amendment Proposal at the Extension Meeting and on April 26, 2023, the Company filed the Extension Amendment and the Redemption Limitation Amendment with the Secretary of State of Delaware.
In connection with the vote to approve the Extension Amendment Proposal and the Redemption Limitation Amendment Proposal, the holders of 17,297,209 shares of Class A common stock properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.40 per share, for an aggregate redemption amount of $179,860,588.
As disclosed in the proxy statement relating to the Extension Meeting, the Sponsor agreed that if the Extension Amendment Proposal is approved, it or one or more of its affiliates, members or third-party designees (the “Lender”) will contribute to the Company as a loan, within ten (10) business days of the date of the Extension Meeting, of the lesser of (a) an aggregate of $487,500 or (b) $0.0975 per share that is not redeemed in connection with the Extension Meeting, to be deposited into the Trust Account. In addition, in the event the Company does not consummate an Initial Business Combination by August 1, 2023, the Lender may contribute to the Company the lesser of (a) $162,500 or (b) $0.0325 per each share of public stock that is not redeemed in connection with the Extension Meeting as a loan to be deposited into the Trust Account for each of nine one-month extensions following August 1, 2023. Because the Extension Amendment Proposal was approved, the Sponsor deposited $487,500 into the Trust Account, and the Termination Date was extended to August 1, 2023. From August 2023 through December 2023, the Sponsor deposited an aggregate of $812,500 into the Trust Account extending the Termination Date to January 1, 2024.
On December 29, 2023, the Company held a special meeting of stockholders (the “Second Extension Meeting”) to amend the Company’s amended and restated certificate of incorporation to extend the Termination Date from January 1, 2024 to April 1, 2024 (the “Second Charter Extension Date”) and to allow the Company, without another stockholder vote, to elect to extend the Termination Date to consummate an Initial Business Combination on a monthly basis for up to seven times by an additional one month each time after the Second Charter Extension Date, by resolution of the Company’s board of directors if requested by the Sponsor, and upon five days’ advance notice prior to the applicable Termination Date, until November 1, 2024, or a total of up to ten months after January 1, 2024, unless the closing of the Company’s Initial Business Combination shall have occurred prior to such date (such amendment, the “Second Extension Amendment” and such proposal, the “Second Extension Amendment Proposal”). The stockholders of the Company approved the Second Extension Amendment Proposal at the Second Extension Meeting and on December 29, 2023, the Company filed the Second Extension Amendment with the Secretary of State of Delaware.
In connection with the vote to approve the Second Extension Amendment Proposal, the holders of 3,985,213 shares of Class A common stock properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.95 per share, for an aggregate redemption amount of approximately $43,640,022.
As disclosed in the proxy statement relating to the Second Extension Meeting, the Sponsor agreed that if the Second Extension Amendment Proposal is approved, the Lender would deposit into the Trust Account the lesser of (a) $120,000 and (b) $0.06 per public share that is not redeemed in connection with the Second Extension Meeting. In addition, in the event the Company does not consummate an Initial Business Combination by April 1, 2024, the Lender may contribute to the Company the lesser of (a) $40,000 or (b) $0.02 per each public share that is not redeemed in connection with the Second Extension Meeting as a loan to be deposited into the Trust Account for each of seven one-month extensions following April 1, 2024. Because the Second Extension Amendment Proposal was approved, the Sponsor deposited $103,055 into the Trust Account, and the Termination Date was extended to April 1, 2024. In each of March 2024 and April 2024, the Sponsor deposited $34,352 into the Trust Account extending the Termination Date to June 1, 2024, which can be extended to November 1, 2024 (with required funding of the Trust Account).
At December 31, 2023, the Company had $75,773 of restricted cash related to funds withdrawn from the Trust Account reserved to the payment of taxes. On March 27, 2024, the Company transferred $75,773 to the Trust Account related to excess funds withdrawn and the timing of the payment of taxes and no longer has restricted cash.
Promissory Notes
In connection with the approval of the Extension Amendment Proposal, on May 9, 2023, the Company issued an unsecured promissory note in the total principal amount of up to $1,500,000 (the “Promissory Note”) to the Sponsor and the Sponsor funded deposits into the Trust Account. The Promissory Note does not bear interest and matures upon closing of the Company’s Initial Business Combination. In the event that the Company does not consummate an Initial Business Combination, the Promissory Note will be repaid only from amounts remaining outside of the Trust Account, if any. Up to the total principal amount of the Promissory Note may be converted, in whole or in part, at the option of the Lender into warrants of the Company at a price of $1.00 per warrant, which warrants will be identical to the Private Placement Warrants issued to the sponsor at the time of the Company’s initial public offering. As of March 31, 2024, an aggregate of $1,500,000 has been drawn under the Promissory Note.
In connection with the extension of the Termination Date, on December 1, 2023, the Company issued an unsecured promissory note in the total principal amount of up to $1,500,000 (the “Second Promissory Note”) to the Sponsor and the Sponsor funded deposits into the Trust Account. The Second Promissory Note does not bear interest and matures upon closing of the Company’s Initial Business Combination. In the event that the Company does not consummate an Initial Business Combination, the Second Promissory Note will be repaid only from amounts remaining outside of the trust account, if any. As of March 31, 2024, an aggregate of $650,000 has been drawn under the Second Promissory Note.
Notice of Delisting or Failure to Satisfy a Continued Listing Rule or Standard
On October 16, 2023, the Company, received a written notice (the “Notice”) from the Listing Qualifications Department of the Nasdaq Stock Market LLC (“Nasdaq”) notifying the Company that it was no longer in compliance with Nasdaq Listing Rule 5450(a)(2), which requires a minimum of 400 total holders for continued listing on the Nasdaq Global Market (the “Minimum Public Holders Rule”).
Based on the Company’s plan of compliance submitted to Nasdaq on November 17, 2023, Nasdaq granted the Company an extension until April 15, 2024 to regain compliance with the Minimum Public Holders Rule. On April 12, 2024, the Company regained compliance with the Minimum Public Holders Rule.
Conversion of Class B common stock to Class A common stock
On December 21, 2023, the Sponsor, converted 5,000,000 shares of the company’s Class B common stock, par value $0.0001 per share (the “Class B common stock”) to shares of Class A common stock. Notwithstanding the conversions, the Sponsor will not be entitled to receive any monies held in the Trust Account as a result of its ownership of shares of Class A common stock issued upon conversion of the Class B common stock. The converted shares of Class A common stock hold no interest in the Trust Account and are non-redeemable. Following such conversion and taking into account the redemptions described above, we have an aggregate of 6,717,578 shares of Class A common stock issued and outstanding and an aggregate of 750,000 shares of Class B common stock issued and outstanding.
Proposed Business Combination
On September 12, 2023, FIAC entered into a Business Combination Agreement (as amended on May 1, 2024 and as may be amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement” and the transactions contemplated thereby, collectively, the “Business Combination”), by and among FIAC, Focus Impact Amalco Sub Ltd., a company existing under the laws of the Province of British Columbia (“Amalco Sub”) and DevvStream Holdings Inc., a company existing under the Laws of the Province of British Columbia (“DevvStream”). Pursuant to the Business Combination Agreement, among other things FIAC will acquire DevvStream for consideration of shares in FIAC following its continuance to the Province of Alberta (as further explained below). The terms of the Business Combination Agreement, which contains customary representations and warranties, covenants, closing conditions and other terms relating to the mergers and the other transactions contemplated thereby, are summarized below.
Structure of the Business Combination
The acquisition is structured as a continuance followed by an amalgamation transaction, resulting in the following:
(a)
prior to the effective time of the Amalgamation (as defined below) (the “Effective Time”), FIAC will continue (the “FIAC Continuance”) from the State of Delaware under the Delaware General Corporation Law (“DGCL”) to the Province of Alberta under the Business Corporations Act (Alberta) (“ABCA”) and change its name to DevvStream Corp. (“New PubCo”).

(b)
following the FIAC Continuance, and in accordance with the applicable provisions of the Plan of Arrangement and the Business Corporations Act (British Columbia) (the “BCBCA”), Amalco Sub and DevvStream will amalgamate to form one corporate entity (“Amalco”) in accordance with the terms of the BCBCA (the “Amalgamation”), and as a result of the Amalgamation, (i) each multiple voting share of DevvStream, without par value (the “Multiple Voting Company Shares”) and each subordinate voting share of DevvStream, without par value (the “Subordinated Voting Company Shares” and together with the Multiple Voting Company Shares, the “Company Shares”) issued and outstanding immediately prior to the Effective Time will be automatically exchanged for that certain number of common shares of New PubCo (“New PubCo Common Shares”) equal to the applicable Per Common Share Amalgamation Consideration (as defined below), (ii) each option to purchase Company Shares (each a “Company Option”) and each restricted stock unit representing the right to receive payment in Company Shares (a “Company RSU”) issued and outstanding immediately prior to the Effective Time will be cancelled and converted into an option to purchase a number of New PubCo Common Shares (“Converted Options”) and New PubCo restricted stock units, representing the right to receive a number of New PubCo Common Shares (“Converted RSUs”), respectively, in an amount equal to the Company Shares underlying such Company Option or Company RSU, respectively, multiplied by the Common Conversion Ratio (as defined below, and, for Company Options, at an adjusted exercise price equal to the exercise price for such Company Option prior to the Effective Time divided by the Common Conversion Ratio), (iii) each warrant exercisable for Company Shares (a “Company Warrant”) issued and outstanding immediately prior to the Effective Time shall become exercisable for New PubCo Common Shares in an amount equal to the Company Shares underlying such Company Warrant multiplied by the Common Conversion Ratio (and at an adjusted exercise price equal to the exercise price for such Company Warrant prior to the Effective Time divided by the Common Conversion Ratio), (iv) each holder of convertible notes to be issued by DevvStream (the “Company Convertible Notes”), if any, issued and outstanding immediately prior to the Effective Time will first receive Company Shares and then New PubCo Common Shares in accordance with the terms of such Company Convertible Notes and (v) each common share of Amalco Sub issued and outstanding immediately prior to the Effective Time will be automatically exchanged for one common share of Amalco (the FIAC Continuance and the Amalgamation, together with the other transactions related thereto, the “Proposed Transactions”).
The “Per Common Share Amalgamation Consideration” means (i) with respect to each Multiple Voting Company Share, an amount of New PubCo Common Shares equal to (a) ten (10), multiplied by (b) the Common Conversion Ratio, and (ii) with respect to each Subordinated Voting Company Share, an amount of New PubCo Common Shares equal to the Common Conversion Ratio. The “Common Conversion Ratio” means, in respect of a common share of DevvStream, the number equal to the Common Amalgamation Consideration divided by the Fully Diluted Common Shares Outstanding. The “Common Amalgamation Consideration” means (a)(i) $145 million plus (ii) the aggregate exercise price of all in-the-money Company Options and Company Warrants outstanding immediately prior to the Effective Time (or exercised in cash prior to the Effective Time) divided by (b) $10.20. The “Fully Diluted Common Shares Outstanding” means, without duplication, at any measurement time (a)(i) ten (10), multiplied by (ii) the aggregate number of Multiple Voting Company Shares that are issued and outstanding, plus (b) the aggregate number of Subordinated Voting Company Shares that are issued and outstanding, plus (c) the aggregate number of Subordinated Voting Company Shares to be issued pursuant to the exercise and conversion of the Company Options in accordance therewith, plus (d) the aggregate number of Subordinated Voting Company Shares to be issued pursuant to the exercise and conversion of the Company Warrants in accordance therewith, plus (e) the aggregate number of Subordinated Voting Company Shares to be issued pursuant to the vesting of the Company RSUs in accordance therewith.
(c)
Simultaneously with the execution of the Business Combination Agreement, FIAC and the sponsor entered into a Sponsor Side Letter (as defined below), pursuant to which, among other things, the sponsor agreed to forfeit (i) 10% of its founder shares effective as of the consummation of the FIAC Continuance at the closing of the Proposed Transactions and (ii) with the sponsor’s consent, up to 30% of its founder shares and/or Private Placement Warrants in connection with financing or non-redemption arrangements, if any, entered into prior to consummation of the Business Combination. Pursuant to the Sponsor Side Letter, the sponsor also agreed to (1) certain transfer restrictions with respect to our securities, lock-up restrictions (terminating upon the earlier of: (A) 360 days after the closing date of the Business Combination (the “Closing Date”), (B) a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of New PubCo’s stockholders having the right to exchange their equity for cash, securities or other property or (C) subsequent to the Closing Date, the closing price of the New Pubco Common Shares equaling or exceeding $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing at least 150 days after the closing of the Business Combination (the “Closing”)) and (2) to vote any FIAC shares held by it in favor of the Business Combination Agreement, the arrangement resolution and the Proposed Transactions, and provided customary representations and warranties and covenants related to the foregoing.

(d)
In addition, contemporaneously with the execution of the Business Combination Agreement, DevvStream, FIAC and each of Devvio, Inc., the majority and controlling shareholder of DevvStream, and DevvStream’s directors and officers (the “Core Company Securityholders”) entered into Company Support & Lock-Up Agreements (the “Company Support Agreements”), pursuant to which, among other things, (i) each of the Core Company Securityholders agreed to vote any Company Shares held by him, her or it in favor of the Business Combination Agreement, the arrangement resolution and the Proposed Transactions, and provided customary representations and warranties and covenants related to the foregoing, and (ii) each of the Core Company Securityholders has agreed to certain transfer restrictions with respect to DevvStream securities prior to the Effective Time and lock-up restrictions with respect to the New PubCo Common Shares to be received by such Core Company Securityholder under the Business Combination Agreement, which lock-up restrictions are consistent with those agreed to by the sponsor in the Sponsor Side Letter.
Consideration
The aggregate consideration to be paid to DevvStream shareholders and securityholders is that number of New PubCo Common Shares (or, with respect to Company Options, Company RSUs and Company Warrants, a number of Converted Options, Converted RSUs and Converted Warrants consistent with the aforementioned conversion mechanics) equal to (a) (i) $145 million plus (ii) the aggregate exercise price of all in-the-money options and warrants immediately prior to the Effective Time (or exercised in cash prior to the Effective Time) divided by (b) $10.20 (the “Share Consideration”). The Share Consideration is allocated among DevvStream shareholders and securityholders as set forth in the Business Combination Agreement.
Closing
The Closing will be on a date no later than two business days following the satisfaction or waiver of all of the closing conditions. It is expected that the Closing will occur on or before August 11, 2024.
Representations, Warranties and Covenants
The Business Combination Agreement contains customary representations, warranties and covenants of (a) DevvStream and (b) FIAC and Amalco Sub relating to, among other things, their ability and authority to enter into the Business Combination Agreement and their capitalization and operations.
Conditions to Closing
General Conditions
The obligation of the parties to consummate the Proposed Transactions is conditioned on, among other things, the satisfaction or waiver (where permissible) by FIAC and DevvStream of the following conditions: (a) the stockholders of FIAC have approved and adopted the SPAC Shareholder Approval Matters (as defined in the Business Combination Agreement); (b) the shareholders of DevvStream have approved and adopted the Company Shareholder Approval Matters (as defined in the Business Combination Agreement); (c) absence of a law that makes the Proposed Transactions illegal or otherwise prohibits or enjoins the parties from consummating the same; (d) the registration statement has been declared effective by the SEC; (e) the New PubCo Common Shares have been approved for listing on Nasdaq; (f) shareholders of DevvStream have approved and adopted the arrangement resolution in accordance with the Interim Order; (g) the Interim Order and the Final Order (as such terms are defined in the Business Combination Agreement) have been obtained on terms consistent with the Business Combination Agreement and (h) the FIAC Continuance has been consummated.
FIAC and Amalco Sub Conditions to Closing
The obligations of FIAC, and Amalco Sub to consummate the Proposed Transactions are subject to the satisfaction or waiver by FIAC (where permissible) of the following additional conditions:
•
The (i) Company Specified Representations (as defined in the Business Combination Agreement) are true and correct (without giving any effect to any limitation as to “materiality” or “Material Adverse Effect” or any similar limitation set forth therein) in all material respects as of the date of the Business Combination Agreement and on and as of the Closing Date immediately prior to the Effective Time as if made on the Closing Date immediately prior to the Effective Time (except to the extent such representations and warranties expressly relate to an earlier date, and in such case, shall be true and correct in all material respects on and as of such earlier date), (ii) representations and warranties set forth in Article V (other than

Section 5.5), are true and correct (without giving any effect to any limitation as to “materiality” or “Material Adverse Effect” or any similar limitation set forth therein) as of the date of the Business Combination Agreement and on and as of the Closing Date immediately prior to the Effective Time as if made on the Closing Date immediately prior to the Effective Time (except to the extent such representations and warranties expressly relate to an earlier date, and in such case, shall be true and correct on and as of such earlier date), except, in each case, the failure of such representations and warranties to be so true and correct, has not had a Company Material Adverse Effect (as defined in the Business Combination Agreement) and (iii) the representations and warranties of DevvStream contained in Section 5.5 shall be true and correct, except for any de minimis failures to be so true and correct, as of the date of the Business Combination Agreement and on and as of the Closing Date as if made on the Closing Date (except to the extent such representations and warranties expressly relate to an earlier date, and in such case, shall be true and correct, except for any de minimis failures to be so true and correct, on and as of such earlier date) (collectively, the “DevvStream Representation Condition”).
•
DevvStream shall have performed or complied in all material respects with all agreements and covenants required by the Business Combination Agreement to be performed or complied with by it on or prior to the Closing Date (the “DevvStream Covenant Condition”).

•	There has been no event that is continuing that would, individually or in the aggregate, reasonably be expected to have a Company Material Adverse Effect (the “DevvStream MAE Condition”).
•	Each of the Key Employees (as defined in the Business Combination Agreement) shall be actively employed or engaged with DevvStream as of the Closing Date.
•
DevvStream shall have delivered to FIAC a certificate, dated the Closing Date, signed by an executive officer of DevvStream, certifying as to the satisfaction of the DevvStream Representation Condition, the DevvStream Covenant Condition and the DevvStream MAE Condition (as it relates to DevvStream).

•
DevvStream shall have delivered a certificate, signed by the secretary of DevvStream, certifying that true, complete and correct copies of its organizational documents, as in effect on the Closing Date, and the resolutions of DevvStream’s board of directors authorizing and approving the Proposed Transactions are attached to such certificate.

•	DevvStream shall have delivered counterparts of the Registration Rights Agreement (as defined below) executed by each holder of shares, options or warrants of Devvstream.
•	The Core Company Securityholders shall be party to a Company Support Agreement.
•	DevvStream shall have delivered executed counterparts of all Key Employment Agreements (as defined in the Business Combination Agreement).
•
DevvStream shall have delivered a properly executed certification, dated as of the Closing Date, that meets the requirements of U.S. Treasury Regulations Sections 1.897-2(h) and 1.1445-2(c)(3), certifying that DevvStream is not and has not been a “United States real property holding corporation” (as defined in Section 897(c)(2) of the Code).

Devvstream Conditions to Closing
The obligations of DevvStream to consummate the Proposed Transactions are subject to the satisfaction or waiver (where permissible) of the following additional conditions:
•
The (i) SPAC Specified Representations (as defined in the Business Combination Agreement) are true and correct (without giving any effect to any limitation as to “materiality” or “Material Adverse Effect” or any similar limitation set forth therein) in all material respects as of the date of the Business Combination Agreement and on and as of the Closing Date as if made on the Closing Date (except to the extent such representations and warranties expressly relate to an earlier date, and in such case, shall be true and correct in all material respects on and as of such earlier date), (ii) representations and warranties set forth in Articles III and IV (other than the SPAC Specified Representations and those contained in Section 3.5 and Section 4.5 of the Business Combination Agreement), without giving effect to materiality, Material Adverse Effect or similar qualifications, are true and correct in all respects at and as of the Closing Date as though such representations and warranties were made at and as of the Closing Date (other than in the case of any representation or warranty that by its terms addresses matters only as of another specified date, which will be so true and correct only as of such specified date), except to the extent the failure of such representations and warranties to be true and correct would not reasonably be expected to have, individually or in the aggregate, a SPAC Material Adverse Effect (as defined in the Business Combination Agreement) and (iii) the representations and warranties of FIAC and Amalco Sub, respectively, contained in Section 3.5 and Section 4.5 shall be true and correct, except for any de minimis failures to be so true and correct, as of the date of the Business Combination Agreement and on and as of the Closing Date as if made on the Closing Date (except to the extent such representations and warranties expressly relate to an earlier date, and in such case, shall be true and correct, except for any de minimis failures to be so true and correct, on and as of such earlier date) (the “FIAC Representation Condition”).
•
Each of FIAC and Amalco Sub, respectively, shall have performed or complied in all material respects with all agreements and covenants required by the Business Combination Agreement to be performed or complied with by it on or prior to the Closing Date (the “FIAC Covenant Condition”).

•
FIAC shall have delivered to DevvStream a certificate, dated the Closing Date, signed by an authorized officer of FIAC, certifying as to the satisfaction of the FIAC Representation Condition and the FIAC Covenant Condition.

•
FIAC shall have delivered to DevvStream, dated the Closing Date, signed by the Secretary of FIAC certifying certifying that true, complete and correct copies of its organizational documents (after giving effect to the FIAC Continuance), as in effect on the Closing Date, and as to the resolutions of FIAC’s board of directors unanimously authorizing and approving the Proposed Transactions and respective stockholders or members, as applicable, authorizing and approving the Proposed Transactions.

•	DevvStream shall have received counterparts of the Registration Rights Agreement executed by New PubCo.
•	FIAC and New PubCo shall have delivered to DevvStream resignations of certain directors and executive officers of FIAC and Amalco Sub.
Termination
The Business Combination Agreement may be terminated at any time by DevvStream and FIAC with mutual written consent and by DevvStream or FIAC, respectively, as follows:
1.
By FIAC or DevvStream, if (i) the Required Company Shareholder Approval (as defined in the Business Combination Agreement) is not obtained at Company Meeting (as defined in the Business Combination Agreement), (ii) if the required approvals are not obtained at the SPAC Special Meeting (as defined in the Business Combination Agreement), (iii) a law or orders prohibits or enjoins the consummation of the arrangement and has become final and nonappealable, or (iv) the Effective Time does not occur on or before June 12, 2024 subject to a one-time thirty (30)-day extension upon written agreement of the parties (provided, that, if the registration statement shall not have been declared effective by the SEC as of the Outside Date, the FIAC shall be entitled to one sixty (60)-day extension upon notice to DevvStream) (the “Outside Date”) (provided, however, that the right to terminate the Business Combination Agreement under the clause described in this clause will not be available to a party if the inability to satisfy such conditions was due to the failure of such party to perform any of its obligations under the Business Combination Agreement).

2.
By FIAC or DevvStream if DevvStream’s board of directors or any committee thereof has withdrawn or modified, or publicly proposed or resolved to withdraw, the recommendation that DevvStream shareholders vote in favor of DevvStream shareholder approval or DevvStream enters into a Superior Proposal (as defined in the Business Combination Agreement).

3.
By DevvStream upon written notice to FIAC, in the event of a breach of any representation, warranty, covenant or agreement on the part of FIAC or Amalco Sub, such that the FIAC Representation Condition or FIAC Covenant Condition would not be satisfied at the Closing, and which, (i) with respect to any such breach that is capable of being cured, is not cured by FIAC within 30 business days after receipt of written notice thereof, or (ii) is incapable of being cured prior to the Outside Date; provided, that DevvStream will not have the right to terminate if it is then in material breach of the Business Combination Agreement.

4.
By FIAC upon written notice to DevvStream, in the event of a breach of any representation, warranty, covenant or agreement on the part of DevvStream, such that DevvStream Representation Condition or DevvStream Covenant Condition would not be satisfied at the Closing, and which, (i) with respect to any such breach that is capable of being cured, is not cured by DevvStream within 30 business days after receipt of written notice thereof, or (ii) is incapable of being cured prior to the Outside Date; provided, that FIAC will not have the right to terminate the Business Combination Agreement if it is then in material uncured breach of the Business Combination Agreement.

5.	By FIAC upon written notice to DevvStream if there has been a Company Material Adverse Effect which is not cured by DevvStream within 30 business days after receipt of written notice thereof.
Expenses
The Business Combination Agreement provides for the following with respect to expenses related to the Proposed Transactions
•
If the Proposed Transactions are consummated, New PubCo will bear expenses of the parties, including the SPAC Specified Expenses (as defined in the Business Combination Agreement), all deferred expenses, including any legal fees of the FIAC initial public offering due upon consummation of a Business Combination and any Excise Tax Liability (as defined below). The Excise Tax Liability was incurred in connection with two meetings of the stockholders of FIAC to extend the date upon which a business combination could occur, where upon holders of an aggregate of 21,282,422 public shares of FIAC properly exercised their right to redeem their shares. This resulted in an excise tax liability in the amount of $2,235,006 as of December 31, 2023 (the “Excise Tax Liability”).

•
If (a) FIAC or DevvStream terminate the Business Combination Agreement as a result of a mutual written consent, the Required SPAC Shareholder Approval (as defined in the Business Combination Agreement) not being obtained, or the Effective Time not occurring by the Outside Date or (b) DevvStream terminates the Business Combination Agreement due to a breach of any representation or warranty by FIAC or Amalco Sub, then all expenses incurred in connection with the Business Combination Agreement and the Proposed Transactions will be paid by the party incurring such expenses, and no party will have any liability to any other party for any other expenses or fees.

•
If (a) FIAC or DevvStream terminate the Business Combination Agreement due to the Required Company Shareholder Approval not being obtained or (b) DevvStream terminates the Business Combination Agreement due to a change in recommendation, or the approval, or authorization by DevvStream’s board of directors or DevvStream entering into a Superior Proposal or (c) FIAC terminates the Business Combination Agreement due to a breach of any representation or warranty by DevvStream or a Company Material Adverse Effect, DevvStream will pay to FIAC all expenses incurred by FIAC in connection with the Business Combination Agreement and the Proposed Transactions up to the date of such termination (including (i) SPAC Specified Expenses incurred in connection with the transactions, including SPAC Extension Expenses (as defined in the Business Combination Agreement) and (ii) any Excise Tax Liability provided that, solely with respect to Excise Tax Liability, notice of such termination is provided after December 1, 2023).

Amendment No. 1 to the Business Combination Agreement
On May 1, 2024, FIAC, Amalco Sub and DevvStream entered into Amendment No. 1 to the initial Business Combination Agreement (the “First Amendment”), which amends the initial Business Combination Agreement. The First Amendment provides, among other things, that:
(i)
Pursuant to the FIAC Continuance, (a) each issued and outstanding unit of FIAC, consisting of (I) one share of Class A common stock, and (II) one-half of one redeemable warrant exercisable for one share of Class A Common Stock, that has not been previously separated into its component securities prior to the FIAC Continuance shall automatically convert into securities of New PubCo identical to (i) a number of New PubCo Common Shares equal to the Reverse Split Factor (as defined below) and (ii) a number of warrants to purchase one New PubCo Common Share equal to one-half (1/2) of the Reverse Split Factor at an exercise price equal to the Adjusted Exercise Price (as defined below), (b) each issued and outstanding share of Class A common stock that has not been redeemed shall remain outstanding and automatically convert into a number of New PubCo Common Shares equal to the Reverse Split Factor, (c) each issued and outstanding share of Class B common stock, shall automatically convert into a number of New PubCo Common Shares equal to the Reverse Split Factor or be forfeited in accordance with the Sponsor Side Letter, as amended, and (d) each Public Warrant and Private Placement Warrant, will be assumed by New PubCo and automatically converted into the right to exercise such warrant for a number of New PubCo Common Shares equal to the Reverse Split Factor at an exercise price equal to the Adjusted Exercise Price. Any fractional shares or warrants to be issued pursuant to the FIAC Continuance will be rounded down to the nearest whole share or warrant; and
(ii)
Pursuant to the Amalgamation, New PubCo shall issue, and the holders of Company Shares collectively shall be entitled to receive a number of New PubCo Common Shares equal to (a) the Amended Common Amalgamation Consideration (as defined below), plus (b) solely to the extent any Multiple Voting Company Shares and Subordinated Voting Company Shares are required to be issued to Approved Financing Sources (as defined below) pursuant to Approved Financings (as defined below) in connection with the Closing, a number of New PubCo Common Shares equal to (i) each such Company Share multiplied by (ii) the Per Common Share Amalgamation Consideration (as defined below) in respect of such Company Share.

The “Amended Common Amalgamation Consideration” means, with respect to the Company Shares, Company Options and Company Warrants, a number of New PubCo Common Shares equal to the product of (A) the Reverse Split Factor, multiplied by (B) the Common Amalgamation Consideration. For the avoidance of doubt, “Fully Diluted Common Shares Outstanding” shall not include any Subordinated Voting Company Shares to be issued (including pursuant to the exercise and conversion of Company Warrants) to any Approved Financing Source pursuant to an Approved Financing. The “Approved Financing Source” means a person engaged by DevvStream after the date of the First Amendment to act as an investment bank, financial advisor, broker or similar advisor in connection with any financing which has been approved by FIAC in accordance with the terms of the Business Combination Agreement (an “Approved Financing”). The “Reverse Split Factor” means an amount equal to the lesser of (a) the quotient obtained by dividing the Final Company Share Price by $0.6316 and (b) one. The “Final Company Share Price” means the closing price of the Subordinated Voting Company Shares on the Cboe Canada stock exchange, as of the end of last trading day prior to the Closing (and if there is no such closing price on the last trading day prior to the Closing, the closing price of the Subordinated Voting Company Shares on the last trading day prior to the Closing on which there is such a closing price), converted into United States dollars based on the Bank of Canada daily exchange rate on the last business day prior to the Closing. The “Adjusted Exercise Price” means $11.50 multiplied by a fraction (x) the numerator of which is the number of shares of common stock purchasable upon the exercise of the Warrants immediately prior to such adjustment, and (y) the denominator of which shall be the number of shares of common stock purchasable immediately thereafter.
Sponsor Side Letter
In connection with signing the Business Combination Agreement, FIAC and the Sponsor entered into a letter agreement, dated September 12, 2023, as amended (the “Sponsor Side Letter”), pursuant to which the Sponsor agreed to forfeit (i) 10% of its founder shares effective as of the consummation of the Continuance at the closing of the Proposed Transactions and (ii) with FIAC Sponsor’s consent, up to 30% of its SPAC Class B Shares and/or Private Placement Warrants in connection with financing or non-redemption arrangements, if any, entered into prior to consummation of the Business Combination if any, negotiated by the Effective Date. Pursuant to the Sponsor Side Letter, the Sponsor also agreed to (1) certain transfer restrictions with respect to FIAC securities, lock-up restrictions (terminating upon the earlier of: (A) 360 days after the Closing Date, (B) a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of New PubCo’s stockholders having the right to exchange their equity for cash, securities or other property or (C) subsequent to the Closing Date, the closing price of the New Pubco Common Shares equaling or exceeding $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing at least 150 days after the Closing) and (2) to vote any SPAC Shares held by it in favor of the Business Combination Agreement, the arrangement resolution and the Proposed Transactions, and provided customary representations and warranties and covenants related to the foregoing.
Amendment No. 1 to the Sponsor Side Letter
Concurrently with the execution of the First Amendment, FIAC and the Sponsor entered into Amendment No. 1 to the Sponsor Side Letter (the “Sponsor Side Letter Amendment”), pursuant to which, among other things, the Sponsor agreed and acknowledged that (i) each share of Class B common stock (other than those subject to forfeiture pursuant to the Sponsor Side Letter) shall convert only into a number of New PubCo Common Shares (and not any other FIAC shares prior to such automatic conversion) equal to the Reverse Split Factor and (ii) that each Private Placement Warrant shall only convert into the right to exercise such warrants for New PubCo Common Shares equal to the Reverse Split Factor. No fractional shares shall be issued and the total number of New PubCo Common Shares to be received by the Sponsor shall be rounded down to the nearest whole share after aggregating all New PubCo Common Shares held by the Sponsor. As a third-party beneficiary of the Sponsor Side Letter, DevvStream consented in all respects to the Sponsor Side Letter Amendment.
Company Support & Lock-up Agreement
In connection with signing the Business Combination Agreement, Devvstream, FIAC and the Core Company Securityholders entered into the Company Support Agreements, dated September 12, 2023, pursuant to which (i) each of the Core Company Securityholders agreed to vote any Company Shares held by him, her or it in favor of the Business Combination Agreement, the arrangement resolution and the Proposed Transactions, and provided customary representations and warranties and covenants related to the foregoing, and (ii) each of the Core Company Securityholders has agreed to certain transfer restrictions with respect to DevvStream securities prior to the Effective Time and lock-up restrictions with respect to the New PubCo Common Shares to be received by such Core Company Securityholder under the Business Combination Agreement, which lock-up restrictions are consistent with those agreed to by the Sponsor in the Sponsor Side Letter.
Registration Rights Agreement
At the closing of the Business Combination, it is anticipated that the FIAC, the sponsor, and certain existing holders of Devvstream securities (the “Legacy Devvstream Holders”) will enter into an Amended and Restated Registration Rights Agreement (the “Registration Rights Agreement”), pursuant to which, among other things, the Legacy Devvstream Holders and the sponsor will be granted customary registration rights with respect to shares of the post-Business Combination company.
For additional information about the Business Combination, please refer to our registration statement on Form S-4 initially filed with the SEC on December 4, 2023, as amended from time to time.
Financial and Capital Market Advisors
The Company has engaged J.V.B. Financial Group, LLC, acting through its Cohen & Company Capital Markets division (“CCM”), to act as its (i) its financial advisor and capital markets advisor in connection with the Business Combination and (ii) its placement agent in connection with a private placement of debt, equity, equity-linked or convertible securities (the “Securities”) or other capital or debt raising transaction in connection with the Business Combination (the “Offering”, and, together with the Business Combination, each a “Transaction” and collectively the “Transactions”).
The Company will pay CCM the sum of (i) an advisory fee in an amount equal to $2,500,000 simultaneously with the closing of the Business Combination (the “Advisory Fee”) plus (ii) a transaction fee in connection with the Offering of an amount equal to 4.0% of the sum of (A) the gross proceeds raised from investors and received by Company or DevvStream simultaneously with or before the closing of the Offering and (B) the proceeds released from the Trust Account in connection with the Business Combination with respect to any stockholder of the Company that (x) entered into a non-redemption or other similar agreement or (y) did not redeem the Company’s common stock, in each instance to the extent such stockholder was identified to the Company by CCM (collectively, the “Offering Fee” and together with the Advisory Fee, the “Transaction Fee”); provided, however, CCM shall receive no fee for any gross proceeds received from, or non-redemptions obtained from any investors holding capital stock of DevvStream (other than any investor who acquired their capital stock of DevvStream in open market activities). The Transaction Fee shall be payable to CCM simultaneously with the closing of the Transaction. In addition, the Company may, in its sole discretion, pay to CCM a discretionary fee in an amount up to $500,000 (the “Discretionary Fee”), simultaneously with the closing of the Business Combination, if the Company determines in its discretion and reasonable judgment that the performance of CCM in connection with its leadership role in connection with the Transaction warrants such additional fee, taking into account, without limitation, (a) timing of the Transaction, (b) quality and delivery of services and advice hereunder, and (c) overall valuation attributable to the Transaction. No Advisory Fee, Offering Fee or Discretionary Fee shall be due to CCM if the Company does not complete the Business Combination.
Risks and Uncertainties
The Company’s results of operations and ability to complete an Initial Business Combination may be adversely affected by various factors that could cause economic uncertainty and volatility in the financial markets, many of which are beyond the Company’s control. The Company’s business could be impacted by, among other things, downturns in the financial markets or in economic conditions, increases in oil prices, inflation, increases in interest rates, supply chain disruptions, declines in consumer confidence and spending and geopolitical instability, such as the military conflict in the Ukraine. The Company cannot at this time fully predict the likelihood of one or more of the above events, their duration or magnitude or the extent to which they may negatively impact our business and the Company’s ability to complete an Initial business combination.
Consideration of Inflation Reduction Act Excise Tax
On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax.
On December 27, 2022, the Treasury published Notice 2023-2, which provided clarification on some aspects of the application of the excise tax. The notice generally provides that if a publicly traded U.S. corporation completely liquidates and dissolves, distributions in such complete liquidation and other distributions by such corporation in the same taxable year in which the final distribution in complete liquidation and dissolution is made are not subject to the excise tax. Although such notice clarifies certain aspects of the excise tax, the interpretation and operation of aspects of the excise tax (including its application and operation with respect to SPACs) remain unclear and such interim operating rules are subject to change.
Because the application of this excise tax is not entirely clear, any redemption or other repurchase effected by the Company, in connection with an Initial Business Combination, extension vote or otherwise, may be subject to this excise tax. Because any such excise tax would be payable by the Company and not by the redeeming holders, it could cause a reduction in the value of the Company’s Class A common stock, cash available with which to effectuate an Initial Business Combination or cash available for distribution in a subsequent liquidation. Whether and to what extent the Company would be subject to the excise tax in connection with a business combination will depend on a number of factors, including (i) the structure of the business combination, (ii) the fair market value of the redemptions and repurchases in connection with the business combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with the business combination (or any other equity issuances within the same taxable year of the business combination) and (iv) the content of any subsequent regulations, clarifications, and other guidance issued by the Treasury. Further, the application of the excise tax in respect of distributions pursuant to a liquidation of a publicly traded U.S. corporation is uncertain and has not been addressed by the Treasury in regulations, and it is possible that the proceeds held in the Trust Account could be used to pay any excise tax owed by the Company in the event the Company is unable to complete a business combination in the required time and redeem 100% of the remaining Class A common stock in accordance with the Company’s amended and restated certificate of incorporation, in which case the amount that would otherwise be received by the public stockholders in connection with the Company’s liquidation would be reduced.
Liquidity and Capital Resources, Going Concern
In connection with the Company’s assessment of going concern considerations in accordance with Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management believes that the funds which the Company has available following the completion of the IPO may not enable it to sustain operations for a period of at least one-year from the issuance date of these financial statements. Based on the foregoing, management believes that the Company may not have sufficient working capital to meet its needs through the earlier of the consummation of the Business Combination or one year from this filing.
Over this time period, the Company will be using these funds for paying existing accounts payable, identifying and evaluating prospective Initial Business Combination candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to merge with or acquire, and structuring, negotiating and consummating the Business Combination.
In connection with the Company’s assessment of going concern considerations in accordance with FASB’s Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that the mandatory liquidation, working capital deficiency, and subsequent dissolution, should the Company be unable to complete an Initial Business Combination, raises substantial doubt about the Company’s ability to continue as a going concern. The Company has until June 1, 2024, which can be extended to November 1, 2024 (with required funding in the Trust Account) to consummate an Initial Business Combination. It is uncertain that the Company will be able to consummate an Initial Business Combination by this time. If an Initial Business Combination is not consummated by this date, there will be a mandatory liquidation and subsequent dissolution. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after June 1, 2024, which can be extended to November 1, 2024 (with required funding in the Trust Account).

Note 1 - Organization and Business Operations
Organization and General
Focus Impact Acquisition Corp. (the “Company”) is a blank check company incorporated in Delaware on February 23, 2021. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.
As of December 31, 2023, the Company had not commenced any operations. All activity for the period from February 23, 2021 (inception) through December 31, 2023 relates to the Company’s formation and the Initial Public Offering (“IPO”) (as defined below), and since the closing of the IPO, the search for a prospective initial business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the IPO.
Sponsor and Financing
The Company’s sponsor is Focus Impact Sponsor, LLC, a Delaware limited liability company (the “Sponsor”).
The registration statement for the Company’s IPO was declared effective on October 27, 2021 (the “Effective Date”). On November 1, 2021, the Company consummated its IPO of 23,000,000 units (the “Units”) which included the exercise of the underwriters’ option to purchase an additional 3,000,000 Units at the IPO price to cover over-allotments. Each Unit consists of one share of Class A common stock, $0.0001 par value per share (the “Class A common stock”), and one-half of one redeemable warrant (the “Public Warrants”), each whole Public Warrant entitling the holder thereof to purchase one share of Class A Common Stock at an exercise price of $11.50 per share, subject to adjustment. The Units were sold at an offering price of $10.00 per Unit, generating gross proceeds of $230,000,000, which is discussed in Note 3.
Simultaneously with the closing of IPO the Company completed the private sale of 11,200,000 warrants (the “Private Placement Warrants”) at a purchase price of $1.00 per Private Placement Warrant to the Sponsor, generating gross proceeds to the Company of $11,200,000.
Upon the closing of the IPO (including the full exercise of the underwriters’ over-allotment option) and the private placement, $234,600,000 has been placed in a trust account (the “Trust Account”), representing the redemption value of the Class A common stock sold in the IPO, at their redemption value of $10.20 per share.
Nasdaq rules provide that the Business Combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the value of the assets held in the Trust Account (as defined below) (excluding the deferred underwriting commissions and taxes payable) at the time of the Company signing a definitive agreement in connection with the Business Combination. The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to successfully effect a Business Combination.
Upon the closing of the IPO, $10.20 per Unit sold in the IPO (including the full exercise of the underwriters’ over-allotment option) and the proceeds of the sale of the Private Placement Warrants, are held in a trust account (“Trust Account”) and will be invested only in U.S. government securities with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations. The trust account is intended as a holding place for funds pending the earliest to occur of: (a) the completion of the initial Business Combination, (b) the redemption of any public shares properly tendered in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation (i) to modify the substance or timing of the Company’s obligation to provide holders of the Company’s Class A common stock the right to have their shares redeemed in connection with the initial Business
Combination or to redeem 100% of the Company’s public shares if the Company does not complete the initial Business Combination by May 1, 2024, which can be extended to November 1, 2024 (with required funding in the Trust Account) or (ii) with respect to any other provisions relating to the rights of holders of the Company’s Class A common stock, and (c) the redemption of the Company’s public shares if the Company has not consummated the initial Business Combination by May 1, 2024, which can be extended to November 1, 2024 (with required funding in the Trust Account) subject to applicable law.
The Company will provide its public stockholders with the opportunity to redeem all or a portion of their shares of Class A common stock upon the completion of the initial Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a proposed Business Combination or conduct a tender offer will be made by the Company, solely in the Company’s discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require the Company to seek stockholder approval under the law or stock exchange listing requirement. The public stockholders will be entitled to redeem their shares at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the initial Business Combination including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its franchise and income taxes, divided by the number of then outstanding public shares, subject to the limitations. The amount in the Trust Account is initially anticipated to be approximately $10.20 per public share. All of the Public Shares contain a redemption feature which allows for the redemption of such Public Shares in connection with the Company’s liquidation, if there is a stockholder vote or tender offer in connection with an initial Business Combination and in connection with certain amendments to the amended and restated certificate of incorporation. In accordance with SEC and its guidance on redeemable equity instruments, which has been codified in ASC 480-10-S99, redemption provisions not solely within the control of a company require common stock subject to redemption to be classified outside of permanent equity. Given that the Public Shares will be issued with other freestanding instruments (i.e., public warrants), the initial carrying value of Class A common stock classified as temporary equity will be the allocated proceeds determined in accordance with ASC 470-20. The Class A common stock is subject to ASC 480-10-S99. If it is probable that the equity instrument will become redeemable, the Company has the option to either (i) accrete changes in the redemption value over the period from the date of issuance (or from the date that it becomes probable that the instrument will become redeemable, if later) to the earliest redemption date of the instrument or (ii) recognize changes in the redemption value immediately as they occur and adjust the carrying amount of the instrument to equal the redemption value at the end of each reporting period. The Company has elected to recognize the changes immediately. The accretion or remeasurement will be treated as a deemed dividend (i.e., a reduction to retained earnings, or in absence of retained earnings, additional paid-in capital). While redemptions cannot cause the Company’s net tangible assets to fall below $5,000,001, the Public Shares are redeemable and will be classified as such on the balance sheet until such date that a redemption event takes place. In such case, the Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and, if the Company seeks stockholder approval, a majority of the issued and outstanding shares voted are voted in favor of the Business Combination.
The Company’s amended and restated certificate of incorporation provides that the Company will have until the Termination Date (as defined below) to complete the initial Business Combination. If the Company does not complete the initial Business Combination by the Termination Date, the Company will: (i) cease all operations except for the purpose of winding up; (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account including interest earned on the funds held in the trust account and not previously released to us to pay the Company’s franchise and income taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law; and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.
The Sponsor, officers and directors entered into a letter agreement with us, pursuant to which they have agreed (i) to waive their redemption rights with respect to any founder shares and public shares held by them in connection with the completion of the initial Business Combination and a stockholder vote to approve an amendment to the
Company’s amended and restated certificate of incorporation (A) that would modify the substance or timing of the Company’s obligation to provide holders of shares of Class A common stock the right to have their shares redeemed in connection with the initial Business Combination or to redeem 100% of the Company’s public shares if the Company does not complete the initial Business Combination by May 1, 2024, which can be extended to November 1, 2024 (with required funding in the Trust Account) or (B) with respect to any other provision relating to the rights of holders of the Company’s Class A commons stock and (ii) to waive their rights to liquidating distributions from the trust account with respect to any founder shares they hold if the Company fails to consummate an initial Business Combination by May 1, 2024, which can be extended to November 1, 2024 (with required funding in the Trust Account) (although they will be entitled to liquidating distributions from the trust account with respect to any public shares they hold if the Company fails to complete the initial Business Combination within the prescribed time frame). Further, the Company has agreed not to enter into a definitive agreement regarding an initial Business Combination without the prior consent of the Sponsor. If the Company submits the initial Business Combination to the Company’s public stockholders for a vote, the Company will complete the initial Business Combination only if a majority of the outstanding shares of common stock voted are voted in favor of the initial Business Combination.
The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a vendor for services rendered or products sold to the Company, or by a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the trust account to below (i) $10.20 per public share or (ii) such lesser amount per public share held in the trust account as of the date of the liquidation of the trust account due to reductions in the value of the trust assets, in each case net of the interest which may be withdrawn to pay the Company’s franchise and income taxes. This liability will not apply with respect to any claims by a third party who executed a waiver of any and all rights to seek access to the trust account and except as to any claims under the Company’s indemnity of the underwriters of this offering against certain liabilities, including liabilities under the Securities Act. Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, then the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company has not independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and believes that the Sponsor’s only assets are securities of the Company. The Company has not asked the Sponsor to reserve for such indemnification obligations. None of the Company’s officers will indemnify the Company for claims by third parties including, without limitation, claims by vendors and prospective target businesses.
Extension of Combination Period
On April 25, 2023, the Company held a special meeting of stockholders (the “Extension Meeting”) to amend the Company’s amended and restated certificate of incorporation to (i) extend the date (the “Termination Date”) by which the Company has to consummate a Business Combination from May 1, 2023 (the “Original Termination Date”) to August 1, 2023 (the “Charter Extension Date”) and to allow the Company, without another shareholder vote, to elect to extend the Termination Date to consummate a Business Combination on a monthly basis for up to nine times by an additional one month each time after the Charter Extension Date, by resolution of the Company’s board of directors if requested by the Sponsor, and upon five days’ advance notice prior to the applicable Termination Date, until May 1, 2024, or a total of up to twelve months after the Original Termination Date, unless the closing of the Company’s initial Business Combination shall have occurred prior to such date (such amendment, the “Extension Amendment” and such proposal, the “Extension Amendment Proposal”) and (ii) remove the limitation that the Company may not redeem shares of public stock to the extent that such redemption would result in the Company having net tangible assets (as determined in accordance with Rule 3a51-1(g)(1) of the Securities Exchange Act of 1934, as amended, of less than $5,000,000 (such amendment, the “Redemption Limitation Amendment” and such proposal, the “Redemption Limitation Amendment Proposal”). The shareholders of the Company approved the Extension Amendment Proposal and the Redemption Limitation Amendment at the Extension Meeting and on April 26, 2023, the Company filed the Extension Amendment and the Redemption Limitation Amendment with the Secretary of State of Delaware.
In connection with the vote to approve the Extension Amendment Proposal and the Redemption Limitation Amendment Proposal, the holders of 17,297,209 shares of Class A common stock, par value $0.0001 per share, of the Company properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.40 per share, for an aggregate redemption amount of $179,860,588.
As disclosed in the proxy statement relating to the Extension Meeting, the Sponsor agreed that if the Extension Amendment Proposal is approved, it or one or more of its affiliates, members or third-party designees (the “Lender”)
will contribute to the Company as a loan, within ten (10) business days of the date of the Extension Meeting, of the lesser of (a) an aggregate of $487,500 or (b) $0.0975 per share that is not redeemed in connection with the Extension Meeting, to be deposited into the Trust Account. In addition, in the event the Company does not consummate an initial business combination by August 1, 2023, the Lender may contribute to the Company the lesser of (a) $162,500 or (b) $0.0325 per each share of public stock that is not redeemed in connection with the Extension Meeting as a loan to be deposited into the Trust Account for each of nine one-month extensions following August 1, 2023. On October 31, 2023, the Company deposited an additional $162,500 in the Trust Account to extend the Termination Date to December 1, 2023. On December 1, 2023, the Company deposited an additional $162,500 in the Trust Account to extend the Termination Date to January 1, 2024. As of December 31, 2023 a total of $1,300,000 has been paid regarding the extensions.
In association with the approval of the Extension Amendment Proposal, on May 9, 2023, the Company issued an unsecured promissory note in the total principal amount of up to $1,500,000 (the “Promissory Note”) to the Sponsor and the Sponsor funded deposits into the Trust Account. The Promissory Note does not bear interest and matures upon closing of the Company’s initial Business Combination. In the event that the Company does not consummate a Business Combination, the Promissory Note will be repaid only from amounts remaining outside of the Trust Account, if any. Up to the total principal amount of the Promissory Note may be converted, in whole or in part, at the option of the Lender into warrants of the Company at a price of $1.00 per warrant, which warrants will be identical to the Private Placement Warrants issued to the Sponsor at the time of the IPO.
On December 29, 2023, the Company held a special meeting of stockholders (the “Extension Meeting 2”) to amend the Company’s amended and restated certificate of incorporation to (i) extend the Termination Date from January 1, 2024 to April 1, 2024 (the “Charter Extension Date 2”) and to allow the Company, without another stockholder vote, to elect to extend the Termination Date to consummate a business combination on a monthly basis for up to seven times by an additional one month each time after the Charter Extension Date 2, by resolution of the Company’s board of directors if requested by the Sponsor, and upon five days’ advance notice prior to the applicable Termination Date, until November 1, 2024, or a total of up to ten months after January 1, 2024, unless the closing of the Company’s initial Business Combination shall have occurred prior to such date (such amendment, the “Extension Amendment 2” and such proposal, the “Extension Amendment Proposal 2”). The stockholders of the Company approved the Extension Amendment Proposal 2 at the Extension Meeting 2 and on December 29, 2023, the Company filed the Extension Amendment 2 with the Secretary of State of Delaware.
In connection with the vote to approve the Extension Amendment Proposal 2, the holders of 3,985,213 shares of Class A common stock properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.95 per share, for an aggregate redemption amount of approximately $43,640,022. As of December 31, 2023, funds related to these redemptions have not been distributed and are reported on the consolidated balance sheet as redemption payable.
Notice of Delisting or Failure to Satisfy a Continued Listing Rule or Standard
On October 16, 2023, the Company, received a written notice (the “Notice”) from the Listing Qualifications Department of the Nasdaq Stock Market LLC (“Nasdaq”) notifying the Company that it was no longer in compliance with Nasdaq Listing Rule 5450(a)(2), which requires a minimum of 400 total holders for continued listing on the Nasdaq Global Market (the “Minimum Public Holders Rule”).
Based on the Company’s plan of compliance submitted to Nasdaq on November 17, 2023, Nasdaq granted the Company an extension until April 15, 2024 to regain compliance with the Minimum Public Holders Rule. In the event the Company does not regain compliance with the Minimum Public Holders Rule, Nasdaq will provide written notification that the Company’s securities will be delisted. At that time, the Company may appeal Nasdaq’s determination to a Listing Qualifications Panel.
Additionally, on December 21, 2023, the Sponsor, converted 5,000,000 shares of the company’s Class B common stock to Class A common stock. The converted shares of Class A common stock hold no interest in the Trust Account and are non-redeemable.
Proposed Business Combination
On September 12, 2023, Focus Impact Acquisition Corp., a Delaware corporation (“FIAC”) entered into a Business Combination Agreement (as may be amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement” and the transactions contemplated thereby, collectively, the “Business Combination”), by and among FIAC, Focus Impact Amalco Sub Ltd., a wholly-owned subsidiary of FIAC and a company existing under the laws of the Province of British Columbia (“Amalco Sub”) and DevvStream Holdings Inc., a company existing under the Laws of the Province of British Columbia (“Devvstream”). Pursuant to the Business Combination Agreement, among other things FIAC will acquire DevvStream for consideration of shares in FIAC following its continuance to the Province of Alberta (as further explained below). The terms of the Business Combination Agreement, which contains customary representations and warranties, covenants, closing conditions and other terms relating to the mergers and the other transactions contemplated thereby, are summarized below.
Structure of the Business Combination
The acquisition is structured as a continuance followed by an amalgamation transaction, resulting in the following:
(a)
prior to the Effective Time, FIAC will continue (the “FIAC Continuance”) from the State of Delaware under the Delaware General Corporation Law (“DGCL”) to the Province of Alberta under the Business Corporations Act (Alberta) (“ABCA”) and change its name to DevvStream Corp. (“New PubCo”).

(b)
following the FIAC Continuance, and in accordance with the applicable provisions of the Plan of Arrangement and the Business Corporations Act (British Columbia) (the “BCBCA”), Amalco Sub and DevvStream will amalgamate to form one corporate entity (“Amalco”) in accordance with the terms of the BCBCA (the “Amalgamation”), and as a result of the Amalgamation, (i) each Company Share issued and outstanding immediately prior to the Effective Time will be automatically exchanged for that certain number of New PubCo Common Shares equal to the applicable Per Common Share Amalgamation Consideration, (ii) each Company Option and Company RSU issued and outstanding immediately prior to the Effective Time will be cancelled and converted into Converted Options and Converted RSUs, respectively, in an amount equal to the Company Shares underlying such Company Option or Company RSU, respectively, multiplied by the Common Conversion Ratio (and, for Company Options, at an adjusted exercise price equal to the exercise price for such Company Option prior to the Effective Time divided by the Common Conversion Ratio), (iii) each Company Warrant issued and outstanding immediately prior to the Effective Time shall become exercisable for New PubCo Common Shares in an amount equal to the Company Shares underlying such Company Warrant multiplied by the Common Conversion Ratio (and at an adjusted exercise price equal to the exercise price for such Company Warrant prior to the Effective Time divided by the Common Conversion Ratio), (iv) each holder of Company Convertible Notes, if any, issued and outstanding immediately prior to the Effective Time will first receive Company Shares and then New PubCo Common Shares in accordance with the terms of such Company Convertible Notes and (v) each common share of Amalco Sub issued and outstanding immediately prior to the Effective Time will be automatically exchanged for one common share of Amalco (the FIAC Continuance and the Amalgamation, together with the other transactions related thereto, the “Proposed Transactions”).

(c)
Simultaneously with the execution of the Business Combination Agreement, FIAC and Focus Impact Sponsor, LLC, a Delaware limited liability company (“FIAC Sponsor”) entered into a Sponsor Side Letter, pursuant to which, among other things, FIAC Sponsor agreed to forfeit (i) 10% of its SPAC Class B Shares effective as of the consummation of the Continuance at the closing of the Proposed Transactions and (ii) with FIAC Sponsor’s consent, up to 30% of its SPAC Class B Shares and/or warrants in connection with financing or non-redemption arrangements, if any, entered into prior to consummation of the Business Combination Pursuant to the Sponsor Side Letter, FIAC Sponsor also agreed to (1) certain transfer restrictions with respect to SPAC securities, lock-up restrictions (terminating upon the earlier of: (A) 360 days after the Closing Date, (B) a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of New PubCo’s stockholders having the right to exchange their equity for cash, securities or other property or (C) subsequent to the Closing Date, the closing price of the New Pubco Common Shares equaling or exceeding $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing at least 150 days after the Closing) and (2) to vote any FIAC shares held by it in favor of the Business Combination Agreement, the Arrangement Resolution and the Proposed Transactions, and provided customary representations and warranties and covenants related to the foregoing.

(d)
In addition, contemporaneously with the execution of the Business Combination Agreement, DevvStream, FIAC and each of Devvio, Inc., the majority and controlling shareholder of DevvStream, and DevvStream’s directors and officers (the “Core Company Securityholders”) entered into Company Support & Lock-Up

Agreements (the “Company Support Agreements”), pursuant to which, among other things, (i) each of the Core Company Securityholders agreed to vote any Company Shares held by him, her or it in favor of the Business Combination Agreement, the Arrangement Resolution and the Proposed Transactions, and provided customary representations and warranties and covenants related to the foregoing, and (ii) each of the Core Company Securityholders has agreed to certain transfer restrictions with respect to DevvStream securities prior to the Effective Time and lock-up restrictions with respect to the New PubCo Common Shares to be received by such Core Company Securityholder under the Business Combination Agreement, which lock-up restrictions are consistent with those agreed to by FIAC Sponsor in the Sponsor Side Letter.
Consideration
The aggregate consideration to be paid to DevvStream shareholders and securityholders is that number of New PubCo Common Shares (or, with respect to Company Options, Company RSUs and Company Warrants, a number of Converted Options, Converted Options and Converted Warrants consistent with the aforementioned conversion mechanics) equal to (a)(i) $145 million plus (ii) the aggregate exercise price of all in-the-money options and warrants immediately prior to the Effective Time (or exercised in cash prior to the Effective Time) divided by (b) $10.20 (the “Share Consideration”). The Share Consideration is allocated among DevvStream shareholders and securityholders as set forth in the Business Combination Agreement.
Closing
The Closing will be on a date no later than two Business Days following the satisfaction or waiver of all of the closing conditions. It is expected that the Closing will occur on or before June 12, 2024. The Business Combination Agreement contains customary representations, warranties and covenants of (a) DevvStream and (b) FIAC and Amalco Sub relating to, among other things, their ability and authority to enter into the Business Combination Agreement and their capitalization and operations.
Expenses
The Business Combination Agreement provides for the following with respect to expenses related to the Proposed Transactions
•	If the Proposed Transactions are consummated, New PubCo will bear Expenses of the parties, including the SPAC Specified Expenses and any Excise Tax Liability (as defined below).
•
If (a) FIAC or DevvStream terminate the Business Combination Agreement as a result of a mutual written consent, the Required SPAC Shareholder Approval not being obtained, or the Effective Time not occurring by the Outside Date or (b) DevvStream terminates the Business Combination Agreement due to a breach of any representation or warranty by FIAC or Amalco Sub, then all Expenses incurred in connection with the Business Combination Agreement and the Proposed Transactions will be paid by the party incurring such Expenses, and no party will have any liability to any other party for any other expenses or fees.

•
If (a) FIAC or DevvStream terminate the Business Combination Agreement due to the Required Company Shareholder Approval not being obtained or (b) DevvStream terminates the Business Combination Agreement due to a Change in Recommendation by DevvStream’s board of directors or DevvStream entering into a Superior Proposal or (c) FIAC terminates the Business Combination Agreement due to a breach of any representation or warranty by DevvStream or a Company Material Adverse Effect, DevvStream will pay to FIAC all Expenses incurred by FIAC in connection with the Business Combination Agreement and the Proposed Transactions up to the date of such termination (including (i) SPAC Specified Expenses incurred in connection with the transactions, including SPAC Extension Expenses and (ii) any Excise Tax Liability provided that, solely with respect to Excise Tax Liability, notice of such termination is provided after December 1, 2023).

Sponsor Side Letter
In connection with signing the Business Combination Agreement, FIAC and FIAC Sponsor entered into a letter agreement, dated September 12, 2023 (the “Sponsor Side Letter”), pursuant to which FIAC Sponsor agreed to forfeit (i) 10% of its SPAC Class B Shares effective as of the consummation of the Continuance at the closing of the Proposed Transactions and (ii) with FIAC Sponsor’s consent, up to 30% of its SPAC Class B Shares and/or warrants in connection with financing or non-redemption arrangements, if any, entered into prior to consummation of the Business Combination if any, negotiated by the Effective Date. Pursuant to the Sponsor Side Letter, FIAC Sponsor also agreed to (1) certain transfer restrictions with respect to SPAC securities, lock-up restrictions (terminating upon the earlier of: (A) 360 days after the Closing Date, (B) a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of New PubCo’s stockholders having the right to exchange their equity for cash, securities or other property or (C) subsequent to the Closing Date, the closing price of the New Pubco Common Shares equaling or exceeding $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing at least 150 days after the Closing) and (2) to vote any SPAC Shares held by it in favor of the Business Combination Agreement, the Arrangement Resolution and the Proposed Transactions, and provided customary representations and warranties and covenants related to the foregoing.
Company Support & Lock-up Agreement
In connection with signing the Business Combination Agreement, Devvstream, FIAC and the Core Company Securityholders entered into the Company Support Agreements, dated September 12, 2023, pursuant to which (i) each of the Core Company Securityholders agreed to vote any Company Shares held by him, her or it in favor of the Business Combination Agreement, the Arrangement Resolution and the Proposed Transactions, and provided customary representations and warranties and covenants related to the foregoing, and (ii) each of the Core Company Securityholders has agreed to certain transfer restrictions with respect to DevvStream securities prior to the Effective Time and lock-up restrictions with respect to the New PubCo Common Shares to be received by such Core Company Securityholder under the Business Combination Agreement, which lock-up restrictions are consistent with those agreed to by FIAC Sponsor in the Sponsor Side Letter.
Financial and Capital Market Advisors
The Company has engaged (the “Engagement”) J.V.B. Financial Group, LLC, acting through its Cohen & Company Capital Markets division (“CCM”), to act as its (i) its financial advisor and capital markets advisor in connection with a possible acquisition of DevvStream (“Target”) (the “Sale Transaction”) and (ii) its placement agent in connection with a private placement of debt, equity, equity-linked or convertible securities (the “Securities”) or other capital or debt raising transaction in connection with the Sale Transaction (the “Offering”, and, together with the Sale Transaction, each a “Transaction” and collectively the “Transactions”).
The Company will pay CCM the sum of (i) an advisory fee in an amount equal to $2,500,000 simultaneously with the closing of the Sale Transaction plus (ii) a transaction fee in connection with the Offering of an amount equal to 4.0% of the sum of (A) the gross proceeds raised from investors and received by Company or Target simultaneously with or before the closing of the Offering and (B) the proceeds released from the Trust Account in connection with the Business Combination with respect to any stockholder of Client that (x) entered into a non-redemption or other similar agreement or (y) did not redeem the Company’s common stock, in each instance to the extent such stockholder was identified to the Company by CCM (collectively, the “Offering Fee” and together with the Advisory Fee, the “Transaction Fee”); provided, however, CCM shall receive no fee for any gross proceeds received from, or non-redemptions obtained from any investors holding capital stock of Target (other than any investor who acquired their capital stock of Target in open market activities). The Transaction Fee shall be payable to CCM simultaneously with the closing of the Transaction. In addition, the Company may, in its sole discretion, pay to CCM a discretionary fee in an amount up to $500,000 (the “Discretionary Fee”), simultaneously with the closing of the Sale Transaction, if the Company determines in its discretion and reasonable judgment that the performance of CCM in connection with its leadership role in connection with the Transaction warrants such additional fee, taking into account, without limitation, (a) timing of the Transaction, (b) quality and delivery of services and advice hereunder, and (c) overall valuation attributable to the Transaction. No Advisory Fee, Offering Fee or Discretionary Fee shall be due to CCM if the Company does not complete the Sale Transaction.
Risks and Uncertainties
The Company’s results of operations and ability to complete an initial Business Combination may be adversely affected by various factors that could cause economic uncertainty and volatility in the financial markets, many of which are beyond the Company’s control. The Company’s business could be impacted by, among other things, downturns in the financial markets or in economic conditions, increases in oil prices, inflation, increases in interest rates, supply chain disruptions, declines in consumer confidence and spending and geopolitical instability, such as the military conflict in the Ukraine. The Company cannot at this time fully predict the likelihood of one or more of the above events, their duration or magnitude or the extent to which they may negatively impact our business and the Company’s ability to complete an initial business combination.
Consideration of Inflation Reduction Act Excise Tax
On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax.
On December 27, 2022, the Treasury published Notice 2023-2, which provided clarification on some aspects of the application of the excise tax. The notice generally provides that if a publicly traded U.S. corporation completely liquidates and dissolves, distributions in such complete liquidation and other distributions by such corporation in the same taxable year in which the final distribution in complete liquidation and dissolution is made are not subject to the excise tax. Although such notice clarifies certain aspects of the excise tax, the interpretation and operation of aspects of the excise tax (including its application and operation with respect to SPACs) remain unclear and such interim operating rules are subject to change.
Because the application of this excise tax is not entirely clear, any redemption or other repurchase effected by the Company, in connection with a Business Combination, extension vote or otherwise, may be subject to this excise tax. Because any such excise tax would be payable by the Company and not by the redeeming holders, it could cause a reduction in the value of the Company’s Class A common stock, cash available with which to effectuate a Business Combination or cash available for distribution in a subsequent liquidation. Whether and to what extent the Company would be subject to the excise tax in connection with a Business Combination will depend on a number of factors, including (i) the structure of the Business Combination, (ii) the fair market value of the redemptions and repurchases in connection with the Business Combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with the Business Combination (or any other equity issuances within the same taxable year of the Business Combination) and (iv) the content of any subsequent regulations, clarifications, and other guidance issued by the Treasury. Further, the application of the excise tax in respect of distributions pursuant to a liquidation of a publicly traded U.S. corporation is uncertain and has not been addressed by the Treasury in regulations, and it is possible that the proceeds held in the Trust Account could be used to pay any excise tax owed by the Company in the event the Company is unable to complete a Business Combination in the required time and redeem 100% of the remaining Class A common stock in accordance with the Company’s amended and restated certificate of incorporation, in which case the amount that would otherwise be received by the public stockholders in connection with the Company’s liquidation would be reduced.
Liquidity and Capital Resources, Going Concern
In connection with the Company’s assessment of going concern considerations in accordance with Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management believes that the funds which the Company has available following the completion of the IPO may not enable it to sustain operations for a period of at least one-year from the issuance date of these financial statements. Based on the foregoing, management believes that the Company may not have sufficient working capital to meet its needs through the earlier of the consummation of a Business Combination or one year from this filing. Over this time period, the Company will be using these funds for paying existing accounts payable, identifying and evaluating prospective initial Business Combination candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to merge with or acquire, and structuring, negotiating and consummating the Business Combination.
In connection with the Company’s assessment of going concern considerations in accordance with FASB’s Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that the mandatory liquidation, working capital deficiency, and subsequent dissolution, should the Company be unable to complete a Business Combination, raises substantial doubt about the Company’s ability to continue as a going concern. The Company has until May 1, 2024, which can be extended to November 1, 2024 (with required funding in the Trust Account) to consummate a Business Combination. It is uncertain that the Company will be able to consummate a Business Combination by this time. If a Business Combination is not consummated by this date, there will be a mandatory liquidation and subsequent dissolution. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after May 1, 2024, which can be extended to November 1, 2024 (with required funding in the Trust Account).